Trading derivatives (assets and liabilities) and short positions - Short positions (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017
Financial instruments
Financial liabilities held for trading	€ 77,139	€ 70,343	[1]	€ 107,634	€ 107,624
Short positions
Financial instruments
Financial liabilities held for trading	14,123	15,002	[1]	€ 20,979	20,979
Debt instruments | Short positions
Financial instruments
Borrowed securities	390	1,213			2,447
Short sales	13,340	12,702			16,861
Debt instruments | Short positions | Santander Mexico
Financial instruments
Borrowed securities	390	1,213			890
Debt instruments | Short positions | Santander UK plc
Financial instruments
Borrowed securities	0	0			1,557
Debt instruments | Short positions | Banco Santander (Brasil) S.A
Financial instruments
Short sales	5,194	7,300			8,188
Equity instruments | Short positions
Financial instruments
Borrowed securities	393	1,087			1,671
Equity instruments | Short positions | Santander UK plc
Financial instruments
Borrowed securities	0	0			1,500
Banco Santander S.A. | Debt instruments | Short positions
Financial instruments
Short sales	7,980	5,336			8,621
Banco Santander S.A. | Equity instruments | Short positions
Financial instruments
Borrowed securities	€ 308	€ 987			€ 98

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).